Inventories (Tables)	12 Months Ended
Jan. 02, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consisted of the following (in thousands):

	January 2, 2016	January 3, 2015
Raw materials	$9,349	$10,220
Work in progress	48	411
Finished goods	77,203	42,904
	$86,600	$53,535